Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary compensation table for PEO (1)	Summary compensation table for PEO (1)	Compensation actually paid to PEO (5)	Compensation actually paid to PEO (5)	Average summary compensation table total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs (5)	Total shareholder return (2)	Peer group total shareholder return (2)	Net income (in 000s) (3)	Adjusted diluted earnings per common share (4)
2022	$2,052,885		$2,163,673		$1,094,003	$1,119,010	$108	$98	$94,260	$6.90
2021	$3,529,055	$3,529,416	$5,261,198	$5,261,559	$1,738,673	$1,322,258	$116	$119	$60,652	$6.57
2020		$1,782,872		$261,072	$949,467	$655,481	$90	$87	$60,122	$5.94

(1) For 2022, our PEO was Mr.Daniels and our remaining NEOs were Messrs. Moore, Atwell, Hutjens, and Witczak. For 2021, our PEOs were Messrs.Daniels and Atwell, and our remaining NEOs were Ms. Lawson and Messrs. Moore, Hutjens, Madson, and Witczak. For 2020, our PEO was Mr. Atwell and our remaining NEOs were Ms. Lawson, and Messrs. Daniels, Hutjens, and Witczak.

(2) The total shareholder return assumes a hypothetical investment of $100 in common stock on January 1, 2020 with dividends reinvested, and compares the performance of Nicolet common stock to the S&P U.S. BMI Banks Index.
(3) Net income of the Company as reported in the Consolidated Statements of Income in Nicolet’s annual report on Form 10-K..
(4) For a reconciliation of this non-GAAP financial measures to the most comparable GAAP measures, please refer to Appendix A of this Proxy Statement.
(5) The following tables reflect the adjustments made in each year presented in the Pay versus Performance table above to arrive at the compensation actually paid to our PEO and Non-PEO NEOs.

Company Selected Measure Name	Adjusted diluted earnings per common share
Named Executive Officers, Footnote [Text Block]	(1) For 2022, our PEO was Mr.Daniels and our remaining NEOs were Messrs. Moore, Atwell, Hutjens, and Witczak. For 2021, our PEOs were Messrs.Daniels and Atwell, and our remaining NEOs were Ms. Lawson and Messrs. Moore, Hutjens, Madson, and Witczak. For 2020, our PEO was Mr. Atwell and our remaining NEOs were Ms. Lawson, and Messrs. Daniels, Hutjens, and Witczak.
Adjustment To PEO Compensation, Footnote [Text Block]	(5) The following tables reflect the adjustments made in each year presented in the Pay versus Performance table above to arrive at the compensation actually paid to our PEO and Non-PEO NEOs.

Adjustments to Determine Compensation Actually Paid to PEO	2022 *	2021 *	2021 ^	2020 ^
Less: value of Stock Awards included in SCT	$(218,565)	$(210,625)	$(210,625)	$(173,842)
Less: value of Option Awards included in SCT	—	—	—	(292,889)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	(2,088)	24,052	24,052	(58,386)
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	82,384	1,135,200	1,135,200	(713,231)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	72,855	70,208	70,208	57,947
Change in Fair Value of Equity Awards Granted in Prior Years and Vested in Year	176,202	713,308	713,308	(341,399)
Total Adjustments	$110,788	$1,732,143	$1,732,143	$(1,521,800)

* Adjustments to determine the Compensation Actually Paid to Mr. Daniels.
^ Adjustments to determine the Compensation Actually Paid to Mr. Atwell.

Non-PEO NEO Average Total Compensation Amount	$ 1,094,003	$ 1,738,673	$ 949,467
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,119,010	1,322,258	655,481
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(5) The following tables reflect the adjustments made in each year presented in the Pay versus Performance table above to arrive at the compensation actually paid to our PEO and Non-PEO NEOs.

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Less: value of Stock Awards included in SCT	$(114,625)	$(231,013)	$(73,913)
Less: value of Option Awards included in SCT	—	(901,175)	(73,222)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	(1,095)	495,209	(58,882)
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	44,530	125,578	(89,045)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	38,208	31,106	32,850
Change in Fair Value of Equity Awards Granted in Prior Years and Vested in Year	57,989	77,140	(31,774)
Fair Value of Awards Granted in Prior Years Forfeited in Year	—	(13,260)	—
Total Adjustments	$25,007	$(416,415)	$(293,986)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income [Text Block]	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP and Earnings Per Share
Total Shareholder Return Vs Peer Group [Text Block]	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Total Shareholder Return Amount	$ 108	116	90
Peer Group Total Shareholder Return Amount	98	119	87
Net Income (Loss)	$ 94,260,000	$ 60,652,000	$ 60,122,000
Company Selected Measure Amount | $ / shares	6.90	6.57	5.94
PEO Name	Daniels		Atwell
Additional 402(v) Disclosure [Text Block]	(2) The total shareholder return assumes a hypothetical investment of $100 in common stock on January 1, 2020 with dividends reinvested, and compares the performance of Nicolet common stock to the S&P U.S. BMI Banks Index.(3) Net income of the Company as reported in the Consolidated Statements of Income in Nicolet’s annual report on Form 10-K..Pursuant to the requirements of Item 402(v), the following graphs reflect the relationships between the Compensation Actually Paid or “CAP” and the Company’s cumulative TSR and the Peer Group’s cumulative TSR , the Company’s Net Income, and Earnings Per Share. For a more thorough discussion of how the Committee reviews and assesses the relationship between executive compensation and Company performance, please refer to the Compensation Discussion and Analysis.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted earnings per common share
Non-GAAP Measure Description [Text Block]	(4) For a reconciliation of this non-GAAP financial measures to the most comparable GAAP measures, please refer to Appendix A of this Proxy Statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net interest income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Nonperforming assets to total assets
Daniels [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,052,885	$ 3,529,055
PEO Actually Paid Compensation Amount	2,163,673	$ 5,261,198
PEO Name		Daniels
Atwell [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 3,529,416	$ 1,782,872
PEO Actually Paid Compensation Amount		$ 5,261,559	261,072
PEO Name		Atwell
PEO [Member] | Daniels [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,788	$ 1,732,143
PEO [Member] | Daniels [Member] | Adjustment, Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(218,565)	(210,625)
PEO [Member] | Daniels [Member] | Adjustment, Equity Awards Reported Value, Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Daniels [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(2,088)	24,052
PEO [Member] | Daniels [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	82,384	1,135,200
PEO [Member] | Daniels [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	72,855	70,208
PEO [Member] | Daniels [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	176,202	713,308
PEO [Member] | Atwell [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,732,143	(1,521,800)
PEO [Member] | Atwell [Member] | Adjustment, Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(210,625)	(173,842)
PEO [Member] | Atwell [Member] | Adjustment, Equity Awards Reported Value, Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(292,889)
PEO [Member] | Atwell [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		24,052	(58,386)
PEO [Member] | Atwell [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		1,135,200	(713,231)
PEO [Member] | Atwell [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		70,208	57,947
PEO [Member] | Atwell [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		713,308	(341,399)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,007	(416,415)	(293,986)
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,625)	(231,013)	(73,913)
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value, Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(901,175)	(73,222)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,095)	495,209	(58,882)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	44,530	125,578	(89,045)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	38,208	31,106	32,850
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years And Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	57,989	77,140	(31,774)
Non-PEO NEO [Member] | Fair Value Of Awards Granted In Prior Years Forfeited In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 0	$ (13,260)	$ 0